Provisions for Legal Proceedings (Details) - Schedule of Changes in Provisions - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Brazil [Member] | Labor [Member]
Schedule of Changes in Provisions [Line Items]
Balance	$ 107,940	$ 99,187	$ 99,187
Additions, reversals and changes in estimates	34,000	27,754
Payments	(34,795)	(32,035)
Indexation	2,538	5,563
Exchange rate variation	(14,009)	6,872
Balance	95,674	107,341	107,940
Brazil [Member] | Civil [Member]
Schedule of Changes in Provisions [Line Items]
Balance	73,502	48,539	48,539
Additions, reversals and changes in estimates	11,340	10,738
Payments	(11,000)	(4,874)
Indexation	4,153	7,694
Exchange rate variation	(9,876)	3,541
Balance	68,119	65,638	73,502
Brazil [Member] | Tax and Social Security [Member]
Schedule of Changes in Provisions [Line Items]
Balance	1,394	1,294	1,294
Additions, reversals and changes in estimates	4,381	250
Payments	14	(91)
Indexation	(4,730)	2,122
Exchange rate variation	(460)	(2,189)
Balance	599	1,386	1,394
Others [Member] | Labor [Member]
Schedule of Changes in Provisions [Line Items]
Balance	64	83	83
Additions, reversals and changes in estimates	(594)	(484)
Payments	790	(669)
Indexation	(99)	(211)
Exchange rate variation	(42)	1,342
Balance	119	61	64
Others [Member] | Civil [Member]
Schedule of Changes in Provisions [Line Items]
Balance	133,006	104,126	104,126
Additions, reversals and changes in estimates	(13,670)	3,393
Payments	(1,674)	(278)
Indexation	6,636	5,666
Exchange rate variation	(16,464)	11,539
Balance	107,834	124,446	133,006
USA [Member] | Civil [Member]
Schedule of Changes in Provisions [Line Items]
Balance	197,440	174,240	174,240
Additions, reversals and changes in estimates	80,276	31,700
Payments	(11,090)	(30,300)
Indexation
Exchange rate variation	(36)
Balance	266,590	175,640	197,440
Other [Member] | Civil [Member]
Schedule of Changes in Provisions [Line Items]
Balance	47	21	21
Additions, reversals and changes in estimates	(541)	1,079
Payments	299	(3,008)
Indexation	(113)	758
Exchange rate variation	350	1,172
Balance	$ 42	$ 22	$ 47